                                                                                                           August 5, 2010

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C. 20549

Attention: Filings – Rule 497(j)

            RE:       Dreyfus Manager Funds I

                                    Dreyfus Alpha Growth Fund

                                    Dreyfus S&P STARS Fund

                                    Dreyfus S&P STARS Opportunities Fund

                        1933 Act File No. 333-106576

                        1940 Act File No. 811-21386

                        CIK No. 0001247088

Dear Sir/Madam:

            Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 16 to the Registration Statement, electronically filed with the Securities and Exchange Commission on July 28, 2010.

Please address any comments or questions to the undersigned at (212) 922-8023.

                                                                                                           Sincerely,

                                                                                                           /s/ Kara Dooley
                                                                                                           Kara Dooley
                                                                                                           Paralegal

/KD